Average Annual Total Returns - FidelityAdvisorStrategicIncomeFund-RetailPRO - FidelityAdvisorStrategicIncomeFund-RetailPRO - Fidelity Advisor Strategic Income Fund	Mar. 01, 2024
Fidelity Strategic Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.54%
Past 5 years	3.86%
Since Inception	2.86%	[1]
Fidelity Strategic Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.57%
Past 5 years	2.13%
Since Inception	1.17%	[1]
Fidelity Strategic Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.59%
Past 5 years	2.28%
Since Inception	1.51%	[1]
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Since Inception	1.49%	[1]
F0097
Average Annual Return:
Past 1 year	9.49%
Past 5 years	2.90%
Since Inception	2.27%	[1]

[1]	AFrom April 13, 2018.